INCOME TAXES - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred Tax Assets, Net [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards		$ 54,280	$ 56,675	$ 59,636
Deferred Tax Assets, Deferred Income		27,431	25,903	29,206
Deferred Tax Asset, In-Process Research and Development		27,785	23,949	16,289
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		15,888	15,894	16,085
Deferred Tax Asset, Interest Carryforward		16,572	13,162	12,296
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Other		4,685	4,494	4,450
Deferred Tax Assets, Lease Obligations		2,269	2,384	2,514
Deferred Tax Assets, Inventory		2,426	2,715	1,701
Deferred Tax Assets, Goodwill and Intangible Assets		1,344	961	853
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Warranty Reserves		365	495	447
Deferred Tax Assets, Gross, Total	$ 12,700	153,045	146,632	143,477
Deferred Tax Assets, Valuation Allowance	(11,800)	(147,674)	(141,218)	(138,086)
Deferred Tax Assets, Net of Valuation Allowance, Total	$ 900	5,371	5,414	5,391
Deferred Tax Liabilities, Net [Abstract]
Deferred Tax Liabilities, Property, Plant and Equipment		(2,038)	(2,009)	(1,921)
Deferred Tax Liabilities, Leasing Arrangements		(1,929)	(2,128)	(2,439)
Deferred Tax Liabilities, Other		(1,130)	(548)	(1,048)
Deferred Tax Liabilities, Gross		(5,097)	(4,685)	(5,408)
Deferred Tax Assets, Net, Total		$ 274	$ 729
Deferred Tax Liabilities, Net				$ (17)